Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 161,874	$ 168,461
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	105,501	109,953
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	15,151	16,419
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	32,323	33,086
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 8,899	$ 9,003